Retirement benefits - Funded Status of Gratuity Plan and Amounts Recognized in Bank's Financial Statements (Detail) - Gratuity ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2025 USD ($)
Change in benefit obligations:
Projected benefit obligation ("PBO"), beginning of the period	₨ 17,591.9	$ 205.9	₨ 11,491.6
On merger of eHDFC	0.0	0.0	5,421.2
Service cost	3,213.5	37.6	1,968.8	₨ 1,398.6
Interest cost	1,313.5	15.4	981.3	773.4
Actuarial(gains)/ losses	611.7	7.2	(303.0)
Benefits paid	(1,353.4)	(15.8)	(1,968.0)
Projected benefit obligation, end of the period	21,377.2	250.3	17,591.9	11,491.6
Change in plan assets:
Fair value of plan assets, beginning of the period	18,951.8	221.8	10,916.1
Fair value of plan assets - Addition on account of acquisition of HDFC Ltd	0.0	0.0	5,121.2
Expected return on plan assets	1,283.4	15.0	1,036.1	668.2
Actuarial gains/(losses)	237.5	2.8	2,893.5
Actual return on plan assets	1,520.9	17.8	3,929.6
Employer contributions	1,010.2	11.8	717.9
Benefits paid	(1,252.9)	(14.7)	(1,733.0)
Fair value of plan assets, end of the period	20,230.0	$ 236.7	18,951.8	₨ 10,916.1
Funded Status	₨ (1,147.2)		₨ 1,359.9		$ (13.6)